Principal Financing Arrangements (Tables)	9 Months Ended
Jan. 31, 2022
Principal Financing Arrangements
Schedule of debt
	January 31, 2022	April 30, 2021	Interest Rate

Secured lender	$1,000,000	$1,000,000	8.0%
Notes payable – related parties	22,860	22,860	0.0%
U.S. SBA loan	—	1,885,800	1.0%
U.S. SBA loan	500,000	500,000	3.75%
U.S. SBA loan	1,885,800	1,885,800	1.0%
Loan payable – bank	34,324	34,324	5.5%
Total Debt	3,442,984	5,328,784
Less: current portion of long-term debt	1,008,601	2,942,984
Total long-term debt	$2,434,383	$2,385,800

Schedule of income taxes

	January 31, 2022	April 30, 2021

Deferred tax assets, net:
Net operating loss carryforwards	$352,000	$141,000
Bad debt allowance	27,000	17,000
Stock-based compensation	336,000	155,000
Deferred tax assets	715,000	313,000

Deferred tax liability
Unrealized gain	1,696,000	746,000

Net deferred tax liability	$(981,000)	$(433,000)